Acquisitions (Details Narrative)				6 Months Ended		12 Months Ended
	Jun. 22, 2018 USD ($) shares	May 09, 2018 USD ($) shares	May 09, 2018 GBP (£) shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Stock issued during period, acquisition, value							$ 8,243,297
Cash				$ 1,278,065			$ 357,573	[1]
Cohuborate, Ltd [Member]
Equity interest ownership Percentage		100.00%	100.00%
Stock issued during period, acquisition | shares		257,200	257,200
Stock issued during period, acquisition, value		$ 138
Cohuborate, Ltd [Member] | British Pound [Member]
Stock issued during period, acquisition, value | £			£ 100
Qwizdom, Inc [Member]
Equity interest ownership Percentage	100.00%
Stock issued during period, acquisition | shares	142,857
Cash	$ 410,000
Earn out payable	$ 410,000
Consolidated revenue percentage, base for earn out	16.40%
Qwizdom, Inc [Member] | 8% Promissory Note [Member]
Promissory note	$ 656,000

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis